UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-548-7786

Date of fiscal year end:   10/31

Date of reporting period:   7/1/22 – 6/30/23

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-06515
Reporting Period: 07/01/2022 - 06/30/2023
Morgan Stanley Global Fixed Income Opportunities Fund

============= Morgan Stanley Global Fixed Income Opportunities Fund ============

LUDGATE FUNDING 2006-FF1

Ticker:                                       Security ID:  G571A3AJ4
Meeting Date:  SEP 21, 2022                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

LUDGATE FUNDING PLC SERIES 2008-W1

Ticker:                                       Security ID:  G571A3BF1
Meeting Date:  SEP 22, 2022                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

LUDGATE FUNDING PLC SERIES 2008-W1

Ticker:                                       Security ID:  G571A3BC8
Meeting Date:  SEP 22, 2022                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

TAURUS 2018-1 IT SRL

Ticker:                                       Security ID:  T92312AF3
Meeting Date:  JAN 24, 2023                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

TAURUS 2018-1 IT SRL

Ticker:                                       Security ID:  T92312AF3
Meeting Date:  DEC 22, 2022                   Meeting Type: Bondholder
Record Date:   DEC 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley Global Fixed Income Opportunities Fund

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 28, 2023

* Print the name and title of each signing officer under his or her signature.